Document And Entity Information	Nov. 08, 2023
Document Information [Line Items]
Entity, Registrant Name	CHARGE ENTERPRISES, INC.
Document, Type	8-K
Document, Period End Date	Nov. 08, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-41354
Entity, Tax Identification Number	90-0471969
Entity, Address, Address Line One	125 Park Avenue
Entity, Address, Address Line Two	25th Floor
Entity, Address, City or Town	New York
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	921-2100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001
Trading Symbol	CRGE
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001277250